Fair value of financial assets and liabilities_Fair value hierarchy of financial assets and liabilities measured at fair value (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)	Dec. 31, 2019 USD ($)
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised		The fair value measurement is described in the one of the following three levels used to classify fair value measurements: -Level 1-fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies. -Level 2-fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment. -Level 3-fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity.		The fair value measurement is described in the one of the following three levels used to classify fair value measurements: Level 1-fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies. Level 2- fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment. Level 3- fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity.
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 8,069,144,000,000		₩ 6,126,316,000,000	$ 6,983,249
Financial assets at FVTOCI		27,730,531,000,000		18,063,423,000,000	23,998,729
Derivative financial assets		121,131,000,000		35,503,000,000	104,830
Total		35,920,806,000,000		24,225,242,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		2,870,676,000,000		2,117,919,000,000
Financial liabilities at fair value through profit or loss designated as upon initial recognition		87,626,000,000		164,767,000,000
Financial liabilities at FVTPL		2,958,302,000,000		2,282,686,000,000	2,560,192
Derivative liabilities (Designated for hedging)		6,837,000,000		51,408,000,000	$ 5,917
Total		₩ 2,965,139,000,000		₩ 2,334,094,000,000
Description of valuation processes used in fair value measurement assets		Financial assets and liabilities at fair value through profit or loss, financial assets at FVTOCI, and derivative assets (Designated for hedging) and liabilities (Designated for hedging) are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using valuation methods.		Financial assets and liabilities at fair value through profit or loss, financial assets at FVTOCI, and derivative assets (Designated for hedging) and liabilities (Designated for hedging) are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using valuation methods.
Description of valuation processes used in fair value measurement liabilities		Financial assets and liabilities at fair value through profit or loss, financial assets at FVTOCI, and derivative assets (Designated for hedging) and liabilities (Designated for hedging) are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using valuation methods.		Financial assets and liabilities at fair value through profit or loss, financial assets at FVTOCI, and derivative assets (Designated for hedging) and liabilities (Designated for hedging) are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using valuation methods.
Financial assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Total		₩ 3,197,019,000,000		₩ 2,656,617,000,000
Financial assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Total		29,727,032,000,000		19,183,368,000,000
Financial assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Total		2,996,755,000,000		2,385,257,000,000
Financial assets at fair value through profit or loss mandatorily measured at fair value | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		609,184,000,000		335,881,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at fair value through profit or loss mandatorily measured at fair value | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 4,956,903,000,000		₩ 3,874,025,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at fair value through profit or loss mandatorily measured at fair value | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 2,503,057,000,000		₩ 1,916,410,000,000
Deposits
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		27,901,000,000		26,935,000,000
Deposits | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		27,901,000,000		26,935,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 0		₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 0		₩ 0
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		2,337,085,000,000		1,824,155,000,000
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		420,330,000,000		239,794,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 1,910,929,000,000		₩ 1,575,972,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate.		Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate.
Input variables		Risk-free market rate, Credit spread		Risk-free market rate, Credit spread
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 5,826,000,000		₩ 8,389,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.		The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.
Input variables		Risk-free market rate, Credit spread		Risk-free market rate, Credit spread
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 688,350,000,000		₩ 455,666,000,000
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		157,895,000,000		53,806,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 1,834,000,000		₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 528,621,000,000		₩ 401,860,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, corporate Beta, etc.Risk-free market rate, market risk premium, corporate Beta, etc.		Risk-free market rate, market risk premium, corporate Beta, etc.Risk-free market rate, market risk premium, corporate Beta, etc.
Capital contributions
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 515,199,000,000		₩ 422,614,000,000
Capital contributions | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		0		0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets		₩ 0	[1]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Capital contributions | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 0		₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Capital contributions | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 515,199,000,000		₩ 422,614,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, corporate Beta, etc.Risk-free market rate, market risk premium, corporate Beta, etc.		Risk-free market rate, market risk premium, corporate Beta, etc.Risk-free market rate, market risk premium, corporate Beta, etc.
Beneficiary certificates
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 1,366,233,000,000		₩ 985,417,000,000
Beneficiary certificates | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		1,000,000		2,130,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Beneficiary certificates | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 90,498,000,000		₩ 128,988,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		The beneficiary certificates classified as Level 2 are MMF and are measured at base price.		The beneficiary certificates classified as Level 2 are MMF and are measured at base price.
Input variables		Base price		Base price
Beneficiary certificates | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 1,275,734,000,000		₩ 854,299,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, corporate Beta, etc.Risk-free market rate, market risk premium, corporate Beta, etc.		Risk-free market rate, market risk premium, corporate Beta, etc.Risk-free market rate, market risk premium, corporate Beta, etc.
Loans
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 212,473,000,000		₩ 385,450,000,000
Loans | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		0		0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Loans | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 59,844,000,000		₩ 205,000,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.		The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.
Input variables		Risk-free market rate, Credit spread		Risk-free market rate, Credit spread
Loans | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 152,629,000,000		₩ 180,450,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The fair value of Loans is measured by the Binomial tree given the values of underlying assets and volatility.		The fair value of Loans is measured by the Binomial tree given the values of underlying assets and volatility.
Input variables		Values of underlying assets, Volatility		Values of underlying assets, Volatility
Derivative assets (Designated for trading)
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 2,921,903,000,000		₩ 2,026,079,000,000
Derivative assets (Designated for trading) | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		3,057,000,000		13,216,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets (Designated for trading) | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 2,893,798,000,000		₩ 1,964,065,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		The fair value is measured through option model (Closed Form), DCF Model, FDM, Monte Carlo Simulation and etc.		The fair value is measured through option model (Closed Form), DCF Model, FDM, Monte Carlo Simulation and etc.
Input variables		Market rate, foreign exchange rate, stock prices and value of underlying assets, volatility, and etc.		Market rate, foreign exchange rate, stock prices and value of underlying assets, volatility, and etc.
Derivative assets (Designated for trading) | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		₩ 25,048,000,000		₩ 48,798,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Market rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc.		Market rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc.
Financial assets at FVTOCI | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 2,587,835,000,000		₩ 2,320,736,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTOCI | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 24,648,998,000,000		₩ 15,273,840,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTOCI | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 493,698,000,000		₩ 468,847,000,000
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		26,714,424,000,000		17,072,220,000,000
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		2,146,163,000,000		1,838,409,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 24,568,261,000,000		₩ 15,233,811,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate.		Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate.
Input variables		Risk-free market rate, Credit spread		Risk-free market rate, Credit spread
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 0		₩ 0
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		935,370,000,000		951,174,000,000
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		441,672,000,000		482,327,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets		₩ 0	[1]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 0		₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 493,698,000,000		₩ 468,847,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, corporate Beta, etc.Risk-free market rate, market risk premium, corporate Beta, etc.		Risk-free market rate, market risk premium, corporate Beta, etc.Risk-free market rate, market risk premium, corporate Beta, etc.
Securities loaned
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 80,737,000,000		₩ 40,029,000,000
Securities loaned | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		0		0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Securities loaned | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 80,737,000,000		₩ 40,029,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate.		Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate.
Input variables		Risk-free market rate, Credit spread		Risk-free market rate, Credit spread
Securities loaned | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 0		₩ 0
Derivative assets (Designated for hedging) | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Derivative financial assets		0		0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets (Designated for hedging) | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Derivative financial assets		₩ 121,131,000,000		₩ 35,503,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		The fair value is measured through option model (Closed Form), DCF Model, FDM, Monte Carlo Simulation and etc.		The fair value is measured through option model (Closed Form), DCF Model, FDM, Monte Carlo Simulation and etc.
Input variables		Market rate, foreign exchange rate, stock prices and value of underlying assets, volatility, and etc.		Market rate, foreign exchange rate, stock prices and value of underlying assets, volatility, and etc.
Derivative assets (Designated for hedging) | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Derivative financial assets		₩ 0		₩ 0
Financial liabilities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised		Level 1-fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies.		Level 1-fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies.
Financial liabilities at fair value through profit or loss [Abstract]
Total		₩ 31,866,000,000		₩ 29,303,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised		Level 2- fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment.		Level 2- fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment.
Financial liabilities at fair value through profit or loss [Abstract]
Total		₩ 2,773,287,000,000		₩ 2,123,333,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised		Level 3- fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity.		Level 3- fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity.
Financial liabilities at fair value through profit or loss [Abstract]
Total		₩ 159,986,000,000		₩ 181,458,000,000
Financial liabilities at fair value through profit or loss mandatorily measured at fair value | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		31,866,000,000		29,303,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities at fair value through profit or loss mandatorily measured at fair value | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		₩ 2,766,771,000,000		₩ 2,071,925,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities at fair value through profit or loss mandatorily measured at fair value | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		₩ 72,039,000,000		₩ 16,691,000,000
Deposits due to Customers
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		27,530,000,000		27,058,000,000
Deposits due to Customers | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		27,530,000,000		27,058,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits due to Customers | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		₩ 0		₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits due to Customers | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		₩ 0		₩ 0
Derivative liabilities (Designated for trading)
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		2,843,146,000,000		2,090,861,000,000
Derivative liabilities (Designated for trading) | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		4,336,000,000		2,245,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative liabilities (Designated for trading) | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		₩ 2,766,771,000,000		₩ 2,071,925,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		The fair value is measured through option model (Closed Form), DCF Model, FDM, Monte Carlo Simulation and etc.		The fair value is measured through option model (Closed Form), DCF Model, FDM, Monte Carlo Simulation and etc.
Input variables		Market rate, foreign exchange rate, stock prices and value of underlying assets, volatility, and etc.		Market rate, foreign exchange rate, stock prices and value of underlying assets, volatility, and etc.
Derivative liabilities (Designated for trading) | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value		₩ 72,039,000,000		₩ 16,691,000,000
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Market rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc.		Market rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc.
Equity-linked securities | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss designated as upon initial recognition		₩ 0		₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity-linked securities | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss designated as upon initial recognition		₩ 0		₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity-linked securities | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss designated as upon initial recognition		₩ 87,626,000,000		₩ 164,767,000,000
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Values of underlying assets, market rate, dividend, volatility, correlation coefficient and foreign exchange rate, etc.		Values of underlying assets, market rate, dividend, volatility, correlation coefficient and foreign exchange rate, etc.
Derivative liabilities (Designated for hedging) | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities (Designated for hedging)		₩ 0		₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative liabilities (Designated for hedging) | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities (Designated for hedging)		₩ 6,516,000,000		₩ 51,408,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities		₩ 0		₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		The fair value is measured through option model (Closed Form), DCF Model, FDM, Monte Carlo Simulation and etc.		The fair value is measured through option model (Closed Form), DCF Model, FDM, Monte Carlo Simulation and etc.
Input variables		Market rate, foreign exchange rate, stock prices and value of underlying assets, volatility, and etc.		Market rate, foreign exchange rate, stock prices and value of underlying assets, volatility, and etc.
Derivative liabilities (Designated for hedging) | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities (Designated for hedging)		₩ 321,000,000		₩ 0
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Market rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc.

[1]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.